Cover	Oct. 11, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2019
Entity File Number	001-34441
Entity Registrant Name	ABERDEEN STANDARD GOLD ETF TRUST
Entity Central Index Key	0001450923
Entity Tax Identification Number	26-4587209
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	c/o Aberdeen Standard Investments ETFs Sponsor LLC
Entity Address, Address Line Two	712 Fifth Avenue
Entity Address, Address Line Three	49th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(844)
Local Phone Number	383-7289
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Aberdeen Standard Physical Gold Shares ETF
Trading Symbol	SGOL
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false